33. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Schedule of compensation of executives and board level directors

Compensation of executives and Board level directors

Year ended December 31,	2018	2017	2016
Short-term benefits (including salaries)	$16,853	$10,037	$6,751
Special payments (1)	2,904	9,006	—
Post-employment benefits	2,510	2,458	2,344
Share-based payments	29,016	2,820	5,482
	$51,283	$24,321	$14,577

(1)	Balance relates to the special cash distribution effective January 25, 2017.

Schedule of related parties transaction

During the years presented below, the Company and its subsidiaries entered into the following transactions with Loral.

	Sale of goods and services, interest income			Purchase of goods and services, interest expense
Years ended December 31,	2018	2017	2016	2018	2017	2016
Revenue	$128	$128	$133	$—	$—	$—
Operating expenses	$—	$—	$—	$6,456	$6,518	$6,627

Schedule of related parties transaction outstanding

The following balances were outstanding with Loral at the end of the years presented below:

	Amounts owed by related parties		Amounts owed to related parties
At December 31,	2018	2017	2018	2017
Current receivables/payables	$28	$82	$—	$—

The amounts outstanding are unsecured and will be settled in cash.